Commitments and Contingencies - Additional Information (Detail)	12 Months Ended						1 Months Ended					12 Months Ended							1 Months Ended					1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 USD ($)	Dec. 31, 2011 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Jun. 30, 2009 Director and manager of Gravity Middle East Africa & FZ-LLC AED	Jun. 30, 2009 Director and manager of Gravity Middle East Africa & FZ-LLC KRW	Jun. 30, 2011 Former Chief Executive Officer KRW	May 31, 2011 Former Chief Executive Officer KRW	Apr. 30, 2010 Former Chief Executive Officer KRW	Dec. 31, 2012 Capital Lease Obligations USD ($)	Dec. 31, 2012 Capital Lease Obligations KRW	Dec. 31, 2011 Capital Lease Obligations USD ($)	Dec. 31, 2011 Capital Lease Obligations KRW	Dec. 31, 2010 Capital Lease Obligations USD ($)	Dec. 31, 2010 Capital Lease Obligations KRW	Dec. 31, 2012 Korea Software Industry Promotion Agency KRW	Aug. 31, 2010 Gravity Middle East & Africa FZ-LLC AED	Aug. 31, 2010 Gravity Middle East & Africa FZ-LLC KRW	Dec. 31, 2011 Gravity Middle East & Africa FZ-LLC KRW	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC USD ($)	Apr. 30, 2009 Gravity Middle East & Africa FZ-LLC KRW	Jun. 30, 2010 NeoCyon, Inc. KRW	Sep. 30, 2012 NeoCyon, Inc. Former Chief Executive Officer KRW	Jun. 30, 2010 NeoCyon, Inc. Former Chief Executive Officer KRW	Dec. 31, 2012 Ragnarok Online Contract	Dec. 31, 2012 Ragnarok Online Minimum	Dec. 31, 2012 Ragnarok Online Maximum	Dec. 31, 2012 Dragonica Contract	Dec. 31, 2012 Dragonica Minimum	Dec. 31, 2012 Dragonica Maximum
Commitments and Contingencies Disclosure [Line Items]
Outstanding licensing agreements																											11			7
Licensing agreements, percentage of royalty receivable																												16.00%	40.00%		20.00%	25.00%
Amount committed for license fee payment		850,000,000
Capital lease, principal payment	203,000	216,000,000	151,000	175,000,000	124,000	140,000,000
Capital lease, interest payment		55,000,000		58,000,000		32,000,000						36,000	39,000,000	52,000	61,000,000	28,000	32,000,000
Additional capital lease agreements	270,000	287,000,000
Rental expenses under operating leases		2,796,000,000		2,949,000,000		2,823,000,000
Lease agreement, guarantee deposit	5,424,000	5,767,000,000		5,924,000,000														1,371,000,000
Lawsuit failed, claim amount							721,022	229,000,000	110,000,000	50,000,000	1,201,000,000								5,000,000	1,628,000,000				1,294,000,000	20,000,000	81,000,000
Net assets repatriated																						1,400,000	1,820,000,000
Appeal filed, paid deposit in court																					4,140,000,000